Revenue from services provided (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of Detailed Information about Contract Assets and Contract Liabilities [Abstract]
Summary of Disaggregation of revenue by Major Product Lines

The Group revenue derives mainly from the transfer of services rendered and fees charged as services are provided, therefore, mostly recognized over time. Disaggregation of revenue by major product lines are as follows:

	December 31, 2024	December 31, 2023	December 31, 2022
Subscriptions	239,793	208,777	162,132
Taxes on subscriptions	(22,087)	(18,475)	(13,657)
Subscription revenue	217,706	190,302	148,475
Services provided	9,541	11,762	9,799
Taxes on services	(538)	(547)	(654)
Services revenue	9,003	11,215	9,145
Total revenue	226,709	201,517	157,620

Summary of Contract Assets and Deferred Revenue Related to Contracts with Customers

The Group has recognized the following contract assets and deferred revenue related to contracts with customers:

	December 31, 2024	December 31, 2023
Current contract assets relating to subscription	44,722	30,077
Current contract assets relating to services	910	1,975
Loss allowance	(134)	(120)
Total contract assets	45,498	31,932

Current	34,114	24,517
Non-current	11,384	7,415
Deferred revenue - subscription	53,924	40,671
Deferred revenue - services	814	1,861
Total deferred revenue	54,738	42,532
Current	32,521	25,948
Non-current	22,217	16,584